Goodwill and Intangible Assets - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Chile [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used for ascertaining impairment	10.40%
Long term interest rate	5.20%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used for ascertaining impairment	12.30%
Long term interest rate	6.50%
Itau Corpbanca [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions	R$ 3,606
Goodwill [member] | Itau Banca [Member]
Disclosure of detailed information about intangible assets [line items]
Reoverable amount of cash	5,772
Promotion and offer of financial products and service [Member] | Itau Banca [Member]
Disclosure of detailed information about intangible assets [line items]
Reoverable amount of cash	R$ 789